Trade and other receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trade and other non-current receivables [abstract]
Accrued revenue and lease incentive	$ 2.0	$ 73.5
Other tax receivables		5.6
Payment in advance for property, plant and equipment	22.2	24.6
Deferred consideration	89.3
Withholding tax receivables	22.3	14.9
Contingent consideration receivable		2.4
Trade and other non-current receivables	135.8	121.0	[1]
Trade and other current receivables [abstract]
Net trade receivables	107.5	220.9
Other receivables	33.4	44.4
Prepaid land rent	2.1	0.8
Other prepaid expenses	9.2	14.5
Advance payments	12.4	10.9
Withholding tax receivables	10.1	10.3
VAT receivables	6.7	10.0
Contingent consideration receivable		1.6
Trade and other current receivables	181.4	313.4	[1]
Accrued revenue	45.2	135.7
Current contract assets	$ 17.1	$ 54.4
NIGERIA
Trade and other current receivables [abstract]
Withholding tax rate on colocation and telecommunication tower services	2.00%	10.00%
Maximum
Trade and other current receivables [abstract]
Non-current receivable due term	20 years
Cost
Trade and other current receivables [abstract]
Net trade receivables	$ 119.6	$ 237.2
Allowance for expected credit losses
Trade and other current receivables [abstract]
Net trade receivables	$ (12.1)	$ (16.3)

[1]	Revised for corrections to Property, plant and equipment and Trade and other payables (see note 34)